Details of Credit Derivatives Written (Detail) - Mar. 31, 2014 - Credit default swap - JPY (¥) ¥ in Millions		Total
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	[1]	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company
Maximum potential amount of future payment under the credit derivative		¥ 425
Approximate remaining term of the credit derivative		4 years
Fair value of the credit derivative		¥ 29

[1]	Underlying reference company's credit ratings are Baa1 or better rated by rating agencies as of March 31, 2014.